Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Geographic Market (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	$ 20,687,274	$ 23,502,010	$ 19,821,457
China Domestic Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	4,414,699	8,610,981	2,739,459
Overseas Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	$ 16,272,575	$ 14,891,029	$ 17,081,998